UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT          November 14, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:       $184,389
                                             (in thousands)


List of Other Included Managers:  NONE



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
                                                          FORM 13F INFORMATION TABLE
                                                              September 30, 2011


COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7            COLUMN 8
                              TITLE                      VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS     SOLE   SHARED  NONE

A H BELO CORP                 COM CL A       001282102     273     65,000  SH          SOLE        NONE         65,000    0     0
ABITIBIBOWATER INC            COM NEW        003687209  51,477  3,431,810  SH          SOLE        NONE      3,431,810    0     0
BP PLC                        SPONSORED ADR  055622104  18,035    500,000  SH          SOLE        NONE        500,000    0     0
BELO CORP                     COM SER A      080555105     342     70,000  SH          SOLE        NONE         70,000    0     0
COMMERCIAL VEH GROUP INC      COM            202608105     263     40,000  SH          SOLE        NONE         40,000    0     0
DEX ONE CORP                  COM            25212W100   2,459  4,391,804  SH          SOLE        NONE      4,391,804    0     0
DYNEGY INC DEL                COM            26817G300   3,799    922,045  SH          SOLE        NONE        922,045    0     0
EATON VANCE SR FLTNG RTE TR   COM            27828Q105     384     27,224  SH          SOLE        NONE         27,224    0     0
EATON VANCE FLTING RATE INC   COM            278279104     270     19,035  SH          SOLE        NONE         19,035    0     0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140     451     21,000  SH          SOLE        NONE         21,000    0     0
FAIRPOINT COMMUNICATIONS INC  COM NEW        305560302     481    111,888  SH          SOLE        NONE        111,888    0     0
FORBES ENERGY SVCS LTD        COM            345143101   3,175    623,349  SH          SOLE        NONE        623,349    0     0
FRIENDFINDER NETWORKS INC     COM IPO        358453306     127     69,269  SH          SOLE        NONE         69,269    0     0
GANNETT INC                   COM            364730101  18,786  1,971,287  SH          SOLE        NONE      1,971,287    0     0
GENERAL MTRS CO               COM            37045V100  12,283    608,668  SH          SOLE        NONE        608,668    0     0
GLOBE SPECIALTY METALS INC    COM            37954N206     290     20,000  SH          SOLE        NONE         20,000    0     0
HAWAIIAN TELCOM HOLDCO INC    COM            420031106     209     15,000  SH          SOLE        NONE         15,000    0     0
INVESCO VAN KAMPEN SR INC TR  COM            46131H107     571    135,334  SH          SOLE        NONE        135,334    0     0
JAMES RIVER COAL CO           COM NEW        470355207     255     40,000  SH          SOLE        NONE         40,000    0     0
LEAR CORP                     COM NEW        521865204   6,768    157,769  SH          SOLE        NONE        157,769    0     0
LODGENET INTERACTIVE CORP     COM            540211109     299    176,740  SH          SOLE        NONE        176,740    0     0
LYONDELLBASELL INDUSTRIES N   SHS - A -      N53745100  12,708    520,180  SH          SOLE        NONE        520,180    0     0
NAVISTAR INTL CORP NEW        COM            63934E108     546     17,000  SH          SOLE        NONE         17,000    0     0
NUVEEN FLOATING RATE INCOME   COM            67072T108   3,157    311,665  SH          SOLE        NONE        311,665    0     0
PATTERSON UTI ENERGY INC      COM            703481101   8,784    506,596  SH          SOLE        NONE        506,596    0     0
PRIMUS TELECOMMUNICATIONS GR  COM            741929301   2,548    239,658  SH          SOLE        NONE        239,658    0     0
SUPERMEDIA INC                COM            868447103   2,635  1,700,257  SH          SOLE        NONE      1,700,257    0     0
TOWN SPORTS INTL HLDGS INC    COM            89214A102     629     86,630  SH          SOLE        NONE         86,630    0     0
UNITED RENTALS INC            COM            911363109   3,685    218,800  SH          SOLE        NONE        218,800    0     0
VISTEON CORP                  COM NEW        92839U206  25,362    589,820  SH          SOLE        NONE        589,820    0     0
XERIUM TECHNOLOGIES INC       COM NEW        98416J118   3,338    318,788  SH          SOLE        NONE        318,788    0     0








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